Closed Block - Change in Maximum Future Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in maximum future earnings of the Closed Block
Maximum future earnings to be recognized from Closed Block assets and liabilities, beginning of year	$ 344.5	$ 379.2	$ 393.5
Maximum future earnings to be recognized from Closed Block assets and liabilities, end of year	319.6	344.5	379.2
Change in maximum future earnings	$ (24.9)	$ (34.7)	$ (14.3)